Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Leases [Abstract]
Composition of Loans

Loans and leases at December 31, 2017 and 2016 consist of the following:

	(in thousands)
	2017	2016

Residential real estate	$121,418	$88,869
Commercial	335,820	244,097
Agriculture	44,510	39,108
Consumer	4,664	4,012
Total loans and leases	$506,412	$376,086

Activity in the Allowance for Credit Losses on Financing Receivables

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended December 31, 2017, 2016 and 2015:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345
Provision (credit) for loan
and lease losses	(424)	9	34	31	(350)
Losses charged off	(63)	(553)	(45)	(28)	(689)
Recoveries	92	414	14	9	529
Balance at December 31, 2017	$501	$1,746	$545	$43	$2,835

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834
Provision (credit) for loan
and lease losses	55	(969)	160	4	(750)
Losses charged off	(86)	(12)	(52)	(10)	(160)
Recoveries	34	317	61	9	421
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2014	$199	$3,255	$363	$23	$3,840
Provision (credit) for loan
and lease losses	971	(767)	166	12	382
Losses charged off	(349)	(98)	(176)	(16)	(639)
Recoveries	72	150	20	9	251
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834

Allowance for Loan Losses, Current

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2017 and 2016:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2017
Allowance for loan and lease losses:
Attributable to loans and leases
individually evaluated for impairment	$-	$-	$-	$-	$-
Collectively evaluated for impairment	501	1,746	545	43	2,835
Total allowance for loan
and lease losses	$501	$1,746	$545	$43	$2,835

Loans and leases:
Individually evaluated for impairment	$-	$-	$-	$-	$-
Acquired with deteriorated
credit quality	-	984	194	-	1,178
Collectively evaluated for impairment	68,072	311,274	121,224	4,664	505,234
Total ending loans and
leases balance	$68,072	$312,258	$121,418	$4,664	$506,412

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2016
Allowance for loan and lease losses:
Attributable to loans and leases
individually evaluated for impairment	$399	$619	$-	$-	$1,018
Collectively evaluated for impairment	497	1,257	542	31	2,327
Total allowance for loan
and lease losses	$896	$1,876	$542	$31	$3,345

Loans and leases:
Individually evaluated for impairment	$937	$1,980	$-	$-	$2,917
Acquired with deteriorated
credit quality	-	573	51	-	624
Collectively evaluated for impairment	62,782	216,933	88,818	4,012	372,545
Total ending loans and
leases balance	$63,719	$219,486	$88,869	$4,012	$376,086

Schedule of Activity in Allowance of Impaired Loans

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation’s overall allowance for loan and lease losses for the years ended December 31, 2017, 2016, and 2015:

	(in thousands)
	2017	2016	2015

Balance at beginning of year	$1,018	$1,371	$807
Provision (credit) for loan and lease losses	(865)	(1,155)	852
Loans charged off	(414)	-	(326)
Recoveries	261	802	38
Balance at end of year	$-	$1,018	$1,371

Schedule of Loans and Leases Individually Evaluated for Impairment by Class of Loans

The following table presents loans and leases individually evaluated for impairment by class of loans as of December 31, 2017 and 2016:

(in thousands)
	2017		2016
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real estate	-	-	-	-
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
With an allowance recorded:
Commercial	-	-	937	399
Commercial and multi-family real estate	-	-	1,980	619
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$-	$-	$2,917	$1,018

Schedule of Financing Receivables, Non-Accrual Status

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2017 and 2016:

	(in thousands)
	2017			2016
	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$532	$60	$27	$1,295	$-	$29
Commercial real estate	1,411	-	257	3,462	-	722
Agricultural real estate	233	-	-	277	-	-
Agriculture	-	-	-	-	73	-
Consumer	-	-	-	3	-	-
Residential:
1 – 4 family	591	110	428	966	81	457
Home equity	-	-	-	-	-	-
Total	$2,767	$170	$712	$6,003	$154	$1,208

Past Due Financing Receivables

The following table presents the aging of the recorded investment in past due loans and leases as of December 31, 2017 and 2016 by class of loans and leases:

	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2017
Commercial	$419	$34	$60	$513	$55,410	$55,923
Commercial real estate	636	354	631	1,621	278,276	279,897
Agriculture	-	145	-	145	12,318	12,463
Agricultural real estate	25	-	-	25	32,022	32,047
Consumer	1	-	-	1	4,663	4,664
Residential real estate	3,418	195	392	4,005	117,413	121,418
Total	$4,499	$728	$1,083	$6,310	$500,102	$506,412

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2016
Commercial	$326	$71	$79	$476	$49,988	$50,464
Commercial real estate	103	147	553	803	192,830	193,633
Agriculture	227	-	-	227	13,026	13,253
Agricultural real estate	-	-	5	5	25,850	25,855
Consumer	10	2	-	12	4,000	4,012
Residential real estate	1,770	484	462	2,716	86,153	88,869
Total	$2,436	$704	$1,099	$4,239	$371,847	$376,086

Risk Category of Loans, Credit Quality Indicators

As of December 31, 2017 and 2016, and based on the most recent analysis performed, the risk category of loans by class of loans and leases is as follows:

	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated

2017
Commercial	$47,054	$-	$1,845	$-	$19,173
Commercial and multi-
family real estate	234,428	2,344	3,868	-	71,618
Residential 1 - 4 family	11,637	-	174	-	109,607
Consumer	-	-	-	-	4,664
Total	$293,119	$2,344	$5,887	$-	$205,062

	Pass	Special Mention	Substandard	Doubtful	Not rated

2016
Commercial	$41,234	$-	$3,666	$-	$18,819
Commercial and multi-
family real estate	162,398	4,239	3,850	-	48,999
Residential 1 - 4 family	210	-	-	-	88,659
Consumer	-	-	-	-	4,012
Total	$203,842	$4,239	$7,516	$-	$160,489

Performance of Residential and Consumer Loan Portfolio

The following table presents the recorded investment in all loans that are not risk rated, based on payment activity as of December 31, 2017 and 2016:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2017
Performing	$19,113	$70,987	$109,214	$4,664
Nonperforming	60	631	393	-
Total	$19,173	$71,618	$109,607	$4,664

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2016
Performing	$18,740	$48,441	$88,197	$4,012
Nonperforming	79	558	462	-
Total	$18,819	$48,999	$88,659	$4,012

Troubled Debt Restructurings on Financing Receivables

The following table includes the recorded investment and number of modifications for TDR loans and leases during the year ended December 31, 2016 (there were none in 2017). There were no other subsequent defaults relating to TDR loans and leases during the years ended December 31, 2017 and 2016.

	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2016
Residential Real Estate	1	$72	$-
Commercial	1	30	-
Commercial Real Estate	4	256	-
Total	6	$358	$-

Schedule of Loans Acquired in Acquisition

The following is additional information with respect to loans and leases acquired with the Benchmark and OSB acquisitions as of December 31, 2017 and 2016:

	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at acquisition	$96,914	$(2,273)	$94,641
Change due to payments received	(7,763)	207	(7,556)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	-	-	-
Balance at December 31, 2017	$89,151	$(2,066)	$87,085

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at acquisition	$1,588	$(674)	$914
Change due to payments received	-		-
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	-	-	-
Balance at December 31, 2017	$1,588	$(674)	$914

	The Ohio State Bank
	(in thousands)

	Contractual
	Principal	Accretable	Carrying
2017	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2016	$34,416	$(1,476)	$32,940
Accretion of loan discounts	(8,907)	547	(8,360)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-offs	-	-	-
Balance at December 31, 2017	$25,509	$(929)	$24,580

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2016	$1,520	$(896)	$624
Change due to payments received	(465)	176	(289)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-offs	(559)	488	(71)
Balance at December 31, 2017	$496	$(232)	$264

	Contractual
	Principal	Accretable	Carrying
2016	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2015	$41,873	$(1,809)	$40,064
Accretion of loan discounts	(7,457)	333	(7,124)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-offs	-	-	-
Balance at December 31, 2016	$34,416	$(1,476)	$32,940

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2015	$1,959	$(1,194)	$765
Change due to payments received	(238)	108	(130)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-offs	(201)	190	(11)
Balance at December 31, 2016	$1,520	$(896)	$624

Schedule of Related Party Loans

The following is a summary of activity during 2017, 2016 and 2015 for such loans:

	(in thousands)
	2017	2016	2015
Beginning of year	$370	$63	$34
Additions	300	630	160
Repayments	(179)	(323)	(131)
End of year	$491	$370	$63